Principal Accounting Policies (Details 4) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Advertising Expense
Advertising expenses	$ 426.7	¥ 2,933.8	¥ 2,310.6	¥ 1,116.9
Foreign currency translation
Buying rate per US$	6.8755	6.8755
Land Use Rights
Intangible assets
Estimated useful lives of assets	over the remaining term of the land use right period	over the remaining term of the land use right period
Licensing Rights
Intangible assets
Estimated useful lives of assets	over the license period	over the license period
Technology
Intangible assets
Estimated useful lives of assets	10 years	10 years
Estimated useful lives of assets	10 years	10 years